Shareholders' equity - Equity incentive plan (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | $	$ 20.4	$ 17.0
RSU's
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's granted (shares)	63,128	372,000
Trust acquired shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares held by the Trust at the beginning of the period (shares)	630,431	774,405
Acquired (shares)	154,131	180,594
Released on vesting (shares)	(331,672)	(324,568)
Number of shares held by the Trust at the end of the period (shares)	452,890	630,431